Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Including Equipment Under Capital Lease Obligations
Property, plant and equipment of December 31, 2020 and 2019 were as follows:

(in thousands)	Estimated useful life (in years)	2020	2019
Land	—	$18,903	$17,684
Buildings and improvements	5-40	362,902	341,032
Machinery and equipment	3-10	322,379	292,294
Computer software	3-7	260,730	301,604
Furniture and office equipment	3-10	108,339	102,901
Construction in progress	—	116,562	98,858
		1,189,815	1,154,373
Less: Accumulated depreciation and amortization		(630,443)	(699,130)
Property, plant and equipment, net		$559,372	$455,243

Asset Impairment Charges	sset impairment charges for the years ended December 31, 2020, 2019 and 2018 were as follows:

(in thousands)	2020	2019	2018
Machinery and equipment	$77	$9,177	$—
Computer software	—	44,649	2,911
Furniture and office equipment	315	4,030	—
Construction in progress	642	41,870	4,979
Total impairment in property, plant and equipment	$1,034	$99,726	$7,890